Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Unrealized	$ (7,112)	$ (2,884)	$ (9,183)
Unrealized gains (losses)	(32,602)	32,215	3,226
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(14,511)	55,663	23,993
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (6,236)	(1,396)	(5,354)
Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2025 $			2024 $			2023 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	18,690	(33,339)	(14,649)	23,387	32,963	56,350	20,227	3,403	23,630
Foreign currency forward contracts	(599)	737	138	61	(748)	(687)	540	(177)	363
	18,091	(32,602)	(14,511)	23,448	32,215	55,663	20,767	3,226	23,993
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2025 $			2024 $			2023 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(8,835)	30,350	21,515	4,220	(26,869)	(22,649)	(19,463)	466	(18,997)

Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ 18,091	23,448	20,767
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(14,511)	55,663	23,993
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	(32,602)	32,215	3,226
Interest Rate Swap [Member] | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	18,690	23,387	20,227
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	(14,649)	56,350	23,630
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	(33,339)	32,963	3,403
Foreign currency forward contracts | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(599)	61	540
Realized and unrealized (loss) gain on non-designated derivative instruments (note 13)	138	(687)	363
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	737	(748)	(177)
Cross-Currency Interest Rate Contract | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	(8,835)	4,220	(19,463)
Foreign Currency Transaction Gain (Loss), Unrealized	30,350	(26,869)	466
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 21,515	$ (22,649)	$ (18,997)